Impairment of Mineral Stream Interests - Additional Information (Detail) $ / shares in Units, $ in Thousands, lb in Millions		12 Months Ended
	Jun. 30, 2019 USD ($) $ / shares	Dec. 31, 2019 USD ($)	Dec. 31, 2020 USD ($)	[1]	Jun. 18, 2019	Jun. 11, 2018 USD ($) lb
Disclosure of Impairment Loss and Reversal of Impairment Loss [Line Items]
Impairment charge		$ 165,912
Percentage of metal production at the mine which WPM is entitled to after step down						21.20%
Upfront cash consideration paid			$ 32,500			$ 390,000
Cobalt Twenty Seven [member] | Pala Investments Limited [member]
Disclosure of Impairment Loss and Reversal of Impairment Loss [Line Items]
Acquisition of issued and outstanding common shares of comparator company					100.00%
Voisey's Bay [member]
Disclosure of Impairment Loss and Reversal of Impairment Loss [Line Items]
Precious metal purchase agreement carrying value	$ 393,000
Recoverable amount	227,000
Impairment charge	$ 166,000	$ 165,912
Discount rate	7.00%
Market price of cobalt | $ / shares	$ 14.83
Cobalt [member] | Voisey's Bay [member]
Disclosure of Impairment Loss and Reversal of Impairment Loss [Line Items]
Percentage of production to be acquired						42.40%
Amount of cobalt to be delivered | lb						31

[1]	Expressed in thousands of United States dollars; excludes closing costs and capitalized interest, where applicable.